Operating Segments - Disclosure Of Geographical Areas Explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue		S/ 4,386,112	S/ 3,875,907	S/ 2,451,608
Non-current assets	[1]	5,124,822	5,891,538	5,262,813
PERU
Disclosure of operating segments [line items]
Revenue		1,748,483	1,553,430	1,340,121
Non-current assets	[1]	908,301	871,520	929,840
COLOMBIA
Disclosure of operating segments [line items]
Revenue		1,443,032	1,192,089	895,366
Non-current assets	[1]	1,432,141	1,601,604	1,274,891
MEXICO
Disclosure of operating segments [line items]
Revenue		1,194,597	1,130,388	216,121
Non-current assets	[1]	S/ 2,784,380	S/ 3,418,414	S/ 3,058,082

[1]	Non-current assets exclude deferred tax assets and derivatives.